COMMITMENTS AND CONTINGENCIES (Details 2) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended				12 Months Ended		1 Months Ended
	Dec. 31, 2013 Vimicro Tianjin Construction in progress USD ($)	Dec. 31, 2012 Vimicro Tianjin Construction in progress USD ($)	May 31, 2009 Vimicro Tianjin Land use rights CNY sqm	Feb. 28, 2010 Vimicro China Land use rights USD ($) sqm	Feb. 28, 2010 Vimicro China Land use rights CNY sqm	Dec. 31, 2006 Vimicro China Land use rights	Dec. 31, 2013 Vimicro Jiangsu Construction in progress USD ($)	Dec. 31, 2012 Vimicro Jiangsu Construction in progress USD ($)	Dec. 31, 2007 Vimicro Jiangsu Land use rights USD ($) sqm	Dec. 31, 2007 Vimicro Jiangsu Land use rights CNY sqm
Commitments and contingencies
Consideration for land use rights under the transfer agreement			13,800	$ 5,900	39,100				$ 5,539	33,800
Unit of area of land (in square meters)			34,418	5,047	5,047				90,800	90,800
Transfer of construction area of the developed property to Xinhua Agricultural (as a percent)						35.00%
Estimated aggregate capital expenditure	43,000						56,500
Direct costs related to construction capitalized as construction in progress	$ 19,640	$ 17,209					$ 1,262	$ 42